Summary of Significant Accounting Policies - Summary of Financial Information of VIE and its Subsidiaries (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 4,418,127		¥ 2,632,174		$ 693,301
Restricted cash	4,073,414		3,484,227		639,208
Short-term investments	1,204,901		1,970,958		189,075
Accounts receivable and contract assets	1,890,846		863,906		296,715
Property, equipment and software, net	112,397		93,876		17,638
Intangible assets	98,947		98,947		15,527
Right of use assets	49,138		54,968	¥ 95,786	7,711
Investments	132,377		129,622
Deferred tax assets	455,741		155,758		71,516
Prepaid expenses and other assets	1,899,438		1,050,009		298,063
Total assets	18,138,551		14,882,185		2,846,335
Payable to platform customers	81,150		103,453		12,734
Deferred guarantee income	1,089,503		1,259,396		170,967
Expected credit losses for quality assurance commitment	3,188,561		2,390,501		500,355
Payroll and welfare payable	252,918		220,989		39,688
Taxes payable	200,648		154,398		31,486
Funds payable to investors of consolidated trusts	1,795,640		1,661,841		281,775
Contract liabilities	8,436		3,447		1,324
Deferred tax liabilities	137,632		103,548		21,597
Leasing liabilities	33,356		43,296		5,234
Amounts due to related party	2,265		1,984		355
Accrued expenses and other liabilities	638,832		509,002		100,247
Total liabilities	7,428,941		6,451,855		$ 1,165,762
Provision for accounts receivable and contract assets	139,226		124,661	261,882
Provision for loans receivable	374,243	$ 58,727	463,175	299,504
Total Operating expenses	6,856,362	1,075,913	5,255,554	3,316,330
Other income, net	122,368	19,202	116,469	136,491
Gain from quality assurance				98,405
Realized gain from financial guarantee derivatives				31,444
Fair value change of financial guarantee derivatives				(56,287)
Profit before income tax expenses	2,736,134	429,359	2,424,002	2,856,480
Income tax expenses	(240,818)	(37,790)	(455,421)	(481,962)
Net profit	2,495,316	$ 391,569	1,968,581	2,374,518
Beijing Paipairongxin Investment Consulting Co., Ltd [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents	2,176,581		1,660,549
Restricted cash	3,691,832		3,176,799
Short-term investments	1,173,523		1,970,958
Accounts receivable and contract assets	1,805,079		685,556
Quality assurance receivable	931,798		1,121,554
Property, equipment and software, net	43,241		67,010
Intangible assets	35,187		35,187
Right of use assets	48,941		54,385
Loans and receivables, net of credit loss allowance for loans receivables	1,696,495		2,107,837
Investments	820,607		888,081
Investment in subsidiaries and VIEs	70,578		48,147
Deferred tax assets	343,494		149,511
Amounts due from Group companies	2,200,275
Prepaid expenses and other assets	1,672,654		1,002,863
Total assets	16,710,285		12,968,437
Payable to platform customers	81,150		103,453
Deferred guarantee income	1,089,503		1,259,396
Expected credit losses for quality assurance commitment	3,188,561		2,390,501
Payroll and welfare payable	146,697		132,955
Taxes payable	57,237		53,552
Funds payable to investors of consolidated trusts	1,795,640		1,661,841
Contract liabilities	6,826
Deferred tax liabilities	45,656		67,217
Leasing liabilities	33,184		42,775
Amounts due to Group companies	4,005,052		2,151,941
Amounts due to related party	2,265		1,984
Accrued expenses and other liabilities	598,570		472,446
Total liabilities	11,050,341		8,338,061
Net revenues	9,130,049		7,152,418	5,769,901
Related party expenses	(7,503)		(10,104)	(43,494)
Provision for accounts receivable and contract assets	(134,938)		(116,387)	(258,071)
Provision for loans receivable	32,317		(302,243)	(257,263)
Credit losses for quality assurance commitment	(1,963,609)		(2,007,968)
Total Operating expenses	(8,061,053)		(5,566,376)	(4,609,391)
Loss from subsidiaries and VIEs	(448)		(2,372)	(1,128)
Income from operations	1,068,548		1,583,670	1,159,382
Other income, net	93,674		100,830	32,435
Gain from quality assurance				98,405
Realized gain from financial guarantee derivatives				31,444
Fair value change of financial guarantee derivatives				(56,287)
Profit before income tax expenses	1,162,222		1,684,500	1,265,379
Income tax expenses	(144,463)		(319,700)	(268,504)
Net profit	1,017,759		1,364,800	996,875
Net cash provided by (used in) operating activities	(365,801)		410,068	(3,362)
Capital contribution to Group companies	(22,432)
Collection of loans from Group companies	389,043
Cash paid as loans extended to Group companies	(2,328,235)
Other investing activities	1,668,517		1,268,657	(981,638)
Net cash provided by (used in) investing activities	(293,107)		1,268,657	(981,638)
Repayment of loans to Group companies	(164,719)
Cash received as loans from Group companies	1,785,238			31,920
Other financing activities	69,454		(2,286,962)	2,000,911
Net cash provided by (used in) financing activities	1,689,973		(2,286,962)	2,032,831
Beijing Paipairongxin Investment Consulting Co., Ltd [Member] | Third-party revenues
Variable Interest Entity [Line Items]
Net revenues	8,333,978		6,993,099	5,742,868
Related party expenses	(3,441,504)		(2,000,511)	(2,213,442)
Net cash provided by (used in) operating activities	1,412,435		2,415,649	209,889
Beijing Paipairongxin Investment Consulting Co., Ltd [Member] | Inter-company revenues
Variable Interest Entity [Line Items]
Net revenues	796,071		159,319	27,033
Related party expenses	(2,545,816)		(1,129,163)	(1,837,121)
Cash used in operating activities under service agreements for Inter-company	(2,313,224)		(2,143,205)	(239,476)
Cash provided by operating activities under service agreements for Inter-company	¥ 534,988		¥ 137,624	¥ 26,225